Statement of Financial Position (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Investments		$ 38,400	$ 35,793
Financing receivable, net		110,255	120,351
Assets of discontinued operations		186,934	196,758
Assets	[1]	653,514	661,500
Non Recourse Borrowings Of Consolidated Securitization Entities		$ 19,369	$ 19,721
Preferred Stock, Shares Outstanding		50,000	50,000
Common Stock, Shares, Outstanding		10,057,380,000	10,060,881,000
Sum of accumulated other comprehensive income - net		$ (18,172)	$ (9,120)
Accumulated other comprehensive income - net attributable to noncontrolling interests		(194)	(180)
Discontinued Operations [Member]
Assets of discontinued operations		186,934	$ 196,758
VIE That Can Only Settle With Other VIE [Member]
Investments		3,374
Financing receivable, net		29,703
Assets		50,453
Non Recourse Borrowings Of Consolidated Securitization Entities		18,095
VIE That Can Only Settle With Other VIE [Member] | Discontinued Operations [Member]
Assets of discontinued operations		$ 15,034

[1]	(a) Our consolidated assets at December 31, 2014 included total assets of $ 50,453 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $ 29,703 million and investment securities of $ 3,374 million within continuing operations and assets of discontinued operations of $ 15,034 million. Our consolidated liabilities at December 31, 2014 included liabilities of certain VIEs for which the V IE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $ 18,095 million within continuing operations and non-recourse borrowings of CSEs within discontinued operatio ns of $ 10,569 million. See Note 23 .